Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

	Balance as of
Cash and Cash Equivalents	12-31-2021 ThUS$	12-31-2020 ThUS$
Cash balances	290	308
Bank balances	518,572	641,870
Time deposits	841,039	749,671
Other fixed-income instruments	36,352	115,144
Total	1,396,253	1,506,993

Summary of Cash and Cash Equivalents by Currency

	Balance as of
Currency	12-31-2021 ThUS$	12-31-2020 ThUS$
Chilean peso	1,588	637
Argentine peso	8,025	65,480
Colombian peso	150,799	381,754
Brazilian real	757,659	741,282
Peruvian sol	129,607	147,458
U.S. dollar	348,413	170,335
Euros	162	47
Total	1,396,253	1,506,993

Summary of Components of Other Payments for Operating Activities

Other Payments from Operating Activities	12-31-2021 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$
Payment for other taxes (VAT, ICMS, PIS/COFINS, Sales taxes, Custom taxes, taxes on bank transfers) (1)	(2,704,477)	(2,587,437)	(3,613,564)
Payments for collections made under Codensa Hogar contract (2)	(480,921)	(349,481)	(578,708)
Payments for the Energy Development Account (CDE) (3)	(839,175)	(736,116)	(1,148,756)
Other miscellaneous itemized payments for operating activities (4)	(455,381)	(340,754)	(382,405)
Total other payments from operating activities	(4,479,954)	(4,013,788)	(5,723,433)

(1) The main components of payments for other taxes are the following:

●	ICMS: This is a state value added tax (VAT) in Brazil, applied on the sale of telecommunications and transportation goods and services. The ICMS payments were ThUS$ 2,254,373, ThUS$ 2,025,223 and ThUS$ 2,672,785 for the years ended December 31, 2021, 2020 and 2019, respectively.
●	PIS/COFINS taxes. In Brazil, the “Programa de Integração Social” (PIS) is a social contribution tax, payable by corporations, targeted to finance the payment of unemployment insurance and allowance for low paid employees, while the “Contribuição para o Financiamento da Seguridade Social” (COFINS) is a federal contribution tax, based on gross revenues of business sales. The total amounts paid for PIS/COFINS were ThUS$ 327,634, ThUS$ 442,734 and ThUS$ 827,589 for the years ended December 31, 2021, 2020 and 2019, respectively.
●	Payment for taxes on sales in Peru for ThUS$ 83,107, ThUS$ 86,768 and ThUS$ 85,089 for the years ended December 31, 2021, 2020 and 2019, respectively.
(2)	Our Colombian subsidiary Codensa entered into an arrangement with a third party that develops a business with Codensa’s customers. By virtue of this arrangement, Codensa manages the collection of that third party’s receivables, since they are billed as part of the Codensa’s invoices issued monthly. The payments are related to the monthly collected amounts under the collection management contract, whereas the collections are presented in the line item “Other collections from operating activities”.

(3)	In Brazil, Law No. 10,438/2002 created the “Conta de Desenvolvimento Energético” (“CDE”). The CDE is a government fund that aims to promote the development of alternative energy sources, promote globalization of energy services and subsidizes low-income residential customers. The fund is financed through charges included in consumers and generators tariffs and government contributions.

(4) Other miscellaneous payments for operating activities includes several types of individually non-significant payments related to operating activities

Schedule of other cash inflows (outflows) from (used in) investment activities

Other payments from investment activities	12-31-2021 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$

Cash and Cash equivalents merger with EGP Americas (1)	1,022,668	—	—
Other payments used in investment activities	(13,043)	(4,369)	(7,263)
Total other payments from investment activities	1,009,625	(4,369)	(7,263)

(1)	Beginning balance of cash and cash equivalents resulting from the merger by absorption of EGP Américas into Enel Américas (see Note 5).

Summary of Reconciliation of Liabilities Arising from Financing Activities

		Cash flows from financing					Movements that do not represent cash flows
Liabilities from financing activities	1-1-2021	From	Used	Paid interest	Total	Acquisition of subsidiaries	Movements in fair value	Exchange differences	Financial costs (1)	New financial leases	Other movements	31-12-2021
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Short-term loans	1,975,028	1,306,898	(3,301,621)	(334,975)	(2,329,698)	219,817	7,455	(122,726)	457,536	—	1,357,742	1,565,154
Long-term loans	4,018,731	2,695,229	(12,711)	—	2,682,518	972,354	14,233	(334,779)	16,249	—	(1,359,537)	6,009,769
Lease liabilities	142,560	—	(65,009)	(4,003)	(69,012)	31,092	—	(12,934)	2,918	135,283	18,671	248,578
Assets held to cover liabilities arising from financing activities	(114,309)	114,230	—	—	114,230	(134,315)	(12,366)	(63,350)	24,942	—	(15,331)	(200,499)
Total	6,022,010	4,116,357	(3,379,341)	(338,978)	398,038	1,088,948	9,322	(533,789)	501,645	135,283	1,545	7,623,002

		Cash flows from financing					Movements that do not represent cash flows
Liabilities from financing activities	1-1-2020	From	Used	Paid interest	Total	Acquisition of subsidiaries	Movements in fair value	Exchange differences	Financial costs (1)	New financial leases	Other movements	31-12-2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Short-term loans	1,422,681	1,359,012	(1,689,240)	(320,948)	(651,176)	—	3,990	(80,673)	323,080	—	957,126	1,975,028
Long-term loans	4,818,468	582,583	(91,207)	—	491,376	—	9	(516,196)	9,757	—	(784,683)	4,018,731
Lease liabilities	190,269	—	(77,292)	(5,755)	(83,047)	—	—	(15,290)	9,286	45,639	(4,297)	142,560
Assets held to cover liabilities arising from financing activities	(67,937)	114,004	—	—	114,004	—	9,691	(152,874)	(15,286)	—	(1,907)	(114,309)
Total	6,363,481	2,055,599	(1,857,739)	(326,703)	(128,843)	—	13,690	(765,033)	326,837	45,639	166,239	6,022,010

		Cash flows from financing				Movements that do not represent cash flows
Liabilities from financing activities	1-1-2019	From	Used	Paid interest	Total	Acquisition of subsidiaries	Movements in fair value	Exchange differences	Financial costs (1)	New leases	Other movements	12-31-2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Short-term loans	4,264,806	3,401,133	(7,150,100)	(605,522)	(4,354,489)	—	4,812	8,608	571,136	—	927,808	1,422,681
Long-term loans	4,535,549	1,525,820	(297,385)	—	1,228,435	—	—	(50,138)	—	—	(895,378)	4,818,468
Lease liabilities	121,973	—	(59,177)	(9,077)	(68,254)	—	—	10,866	11,666	114,963	(945)	190,269
Assets held to cover liabilities arising from financing activities	(113,974)	95,512	—	—	95,512	—	(10,363)	(32,030)	—		(7,082)	(67,937)
Total	8,808,354	5,022,465	(7,506,662)	(614,599)	(3,098,796)	—	(5,551)	(62,694)	582,802	114,963	24,403	6,363,481

(1)This relates to accrual of interest.